December 11, 2007
VIA EDGAR
Michele M. Anderson
Legal Branch Chief
U.S. Securities and Exchange Commission
Mail Stop 3720
100 F Street, NE
Washington, DC 20549

Re:	IMH Secured Loan Fund, LLC
Amendment No. 2 to Registration Statement on Form 10
Filed October 5, 2007
File No. 0-52611
Dear Ms. Anderson:
     This letter responds to the Staff’s comments, as set forth in the Staff’s letter dated October 19, 2007, on Amendment No. 2 to the IMH Secured Loan Fund, LLC (the “Company” or the “Fund”) Registration Statement on Form 10, File No. 0-52611, which was filed with the Securities and Exchange Commission on October 5, 2007 (the “Registration Statement”), and also as conveyed to us over the telephone from the Division of Investment Management. The Company is filing herewith Amendment No. 3 to the Registration Statement. For your convenience, we have repeated your comments in our letter and the headings and paragraph numbers in our letter correspond to the headings and paragraph numbers in the Staff’s letter.
Business, page 1
     Staff Comment:
     1. We note your response to comment five of our letter dated of August 9, 2007 and your deletion of the entire discussion of purchases of mortgage loans from affiliates or third parties. Since our comment sought clarification with respect to such activities, it is not clear why the company has deleted all discussion of such activities. Please advise whether the company has or will be engaged in the purchase of loans from affiliates or third parties. If so, please revise your disclosure in this section accordingly and clarify whether the specific criteria that IMH will evaluate when determining whether selling or participating your loans are the

Securities and Exchange Commission
December 11, 2007

same factors that IMH will consider when determining whether to cause the Fund to purchase or participate in loans from affiliates or third parties, and, if not, then similarly revise to describe the criteria IMH will consider.
     Company Response:
     The discussion of purchasing loans from IMH and third parties was deleted in the Registration Statement because the Company (i) has never acquired any loans from third parties and, as of the date of the Registration Statement, had no intention to acquire any loans from third parties, and (ii) has not acquired loans from IMH except to the extent the Company was re-acquiring loans or participations that the Company had sold or participated to IMH. However, because the Company has the right to purchase loans from IMH and third parties, the Company reinserted a discussion of such activities on page 9 of the Registration Statement, but in a revised manner to clarify that purchasing loans does not create liquidity and to specify the factors that the Company would consider when acquiring loans. The Company also reordered the description of its investment guidelines to group similar guidelines with one another.
     Staff Comment:
     2. We note your response to comment 12 of our letter dated August 9, 2007 relating to executive compensation disclosure. Because you continue to disclose that the executive officers of IMH will be devoting substantially all of their time to managing the company, you should provide executive compensation disclosure as required by Item 402 of Regulation S-K. Compensation paid to these individuals, regardless of the source, is reportable pursuant to Item 402 if the individuals devote substantially all their time to managing the company.
     Company Response:
     The Company revised the Registration Statement on page 35 in response to the Staff’s comment.
Supplemental Information
     Staff Comment:
     The Division of Investment Management supplementally requested that the Company:
•	quantify the dollar value of the loans in which it is not the lead lender and compare such value to the Company’s overall loan portfolio;

•	discuss, on page 10 of the Registration Statement, why it is not an “investment company,” as defined by the Investment Company Act of 1940, as amended; and

•	include a risk factor in the Registration Statement explaining what could happen if the Company inadvertently becomes an “investment company,” as defined by the Investment Company Act of 1940, as amended.

Securities and Exchange Commission
December 11, 2007

     Company Response:
     As previously disclosed, since its inception, the Company has been the lead lender on all but two loans, as to which neither party was identified as the lead lender. The following table presents the balance of each of these loans compared to the Company’s outstanding portfolio on three separate dates.

		March 9, 2005			July 31, 2006			November 30, 2007
	Origination	Loan	Portfolio		Loan	Portfolio		Loan	Portfolio
Loan	Date	Balance	Balance	%	Balance	Balance	%	Balance	Balance	%
Loan No. 1	2/11/2005	$1,865,589	$40,295,874	4.63%	$2,352,427	$163,580,640	1.44%	$2,252,670	$508,071,425	0.44%
Loan No. 2	7/13/2006	—	—	—	$6,254,800	$163,580,640	3.82%	$6,294,354	$508,071,425	1.24%
Total		$1,865,589	$40,295,874	4.63%	$8,607,227	$163,580,640	5.26%	$8,547,024	$508,071,425	1.68%

     It should be noted that with respect to Loan No. 1, the Company purchased the co-lender’s interest in this loan on December 5, 2007. Accordingly, as of the date of this letter, the Company retains a 100% interest in this loan.
     In addition, the Company revised page 10 of the Registration Statement to discuss why it is not an “investment company,” as defined by the Investment Company Act of 1940, as amended (the “Investment Company Act”) and revised page 13 of the Registration Statement to include a risk factor as to the effect of the Company inadvertently becoming an “investment company” under the Investment Company Act.
* * *
     We acknowledge to the Staff that:
•	we are responsible for the adequacy and accuracy of the disclosure in our filings;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	we may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Securities and Exchange Commission
December 11, 2007

     Should the Staff have any additional questions or comments after reviewing this response letter and the corresponding amendment to the Registration Statement, we would appreciate an opportunity to discuss these comments or questions with the Staff prior to the distribution of another comment letter. Please direct any questions concerning this letter to me at (602) 889-3410.

Very truly yours,

IMH SECURED LOAN FUND, LLC

By:	Investors Mortgage Holdings, Inc.
Its:	Manager

By:	/s/ Shane Albers Shane Albers
Chairman and Chief Executive Officer

cc:	Steven D. Pidgeon, Esq.
fax: (480) 606-5524